Business Combinations - Summary of Fair Values of the Assets Acquired and Liabilities (Parenthetical) (Details) - Urban Hotel Group	Nov. 30, 2019 CNY (¥)
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 28,162,864
Other receivables	16,928,966
Loans/accounts receivable	¥ 5,116,320